Property, plant and equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 295,693	$ 316,559	$ 337,909
General and administrative expenses	764,530	724,147	742,620
Selling expenses	938,941	688,064	396,421
Research and development expenses	1,563,059	1,362,058	504,711
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Carrying value of building	2,282,356	2,435,495
Cost of sales	71,780	62,917	62,026
General and administrative expenses	215,727	246,005	266,898
Selling expenses	4,105	3,500	4,583
Research and development expenses	$ 4,081	$ 4,137	$ 4,402